VOYAGE REVENUES (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Sep. 28, 2022	Jun. 30, 2022 USD ($) Building Vessel	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Disaggregation of Revenue [Abstract]
Voyage Revenues		$ 124,179	$ 100,393
Capitalized cost		$ 3,600		$ 100
Future Minimum Revenues [Abstract]
Number of vessels on long-term time charter contracts | Vessel		3
Number of new buildings | Building		2
Term of time charter agreement		6 years
Maximum [Member]
Disaggregation of Revenue [Abstract]
Term of voyage contracts		1 year
Subsequent Event [Member]
Future Minimum Revenues [Abstract]
Extended term of time charter agreement	12 months
Spot Charter [Member]
Disaggregation of Revenue [Abstract]
Voyage Revenues		$ 100,170	92,012
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Voyage Revenues		24,009	$ 8,381
Future Minimum Revenues [Abstract]
2022		11,394
2023		17,155
2024		17,202
2025		17,155
2026		17,155
Thereafter		24,561
Future minimum revenues		$ 104,622